Accounts Receivable, Net - Schedule of Changes in Allowance for Credit Losses (Details)	12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
Schedule of Changes in Allowance for Credit Losses [Abstract]
Beginning balance	$ 445,516	$ 350,276	$ 24,723
Addition	23,455	18,441	420,793
Ending balance	$ 468,971	$ 368,717	$ 445,516